Supplemental Financial Information - Additional Information (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Accrued And Other Liabilities Current [Member]
Concentration Risk [Line Items]
Cost associated with Business Combination | $	$ 10.5	$ 6.3